UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 320 West Kennedy Blvd
         Suite 600
         Tampa, FL  33606

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-251-3055

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Tampa, FL/USA     May 07, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $281,447 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100    11511   195506 SH       Sole                   110056        0    85450
AFLAC INC                      COM              001055102    10778   229018 SH       Sole                   132206        0    96812
AMBAC FINL GROUP INC           COM              023139108     8088    93619 SH       Sole                    50637        0    42982
AMGEN INC                      COM              031162100     4846    86727 SH       Sole                    46077        0    40650
BROADCOM CORP                  CL A             111320107    10476   326665 SH       Sole                   175790        0   150875
C D W CORP                     COM              12512N105    10624   172943 SH       Sole                    95377        0    77566
CARDINAL HEALTH INC            COM              14149Y108     9030   123785 SH       Sole                    69385        0    54400
CITIGROUP INC                  COM              172967101     7341   142981 SH       Sole                    71111        0    71870
COACH INC                      COM              189754104    16394   327545 SH       Sole                   180295        0   147250
DANAHER CORP DEL               COM              235851102     8045   112591 SH       Sole                    61986        0    50605
EXPRESS SCRIPTS INC            COM              302182100      388     4805 SH       Sole                     2520        0     2285
FEDEX CORP                     COM              31428X106     7665    71350 SH       Sole                    40115        0    31235
FISERV INC                     COM              337738108    11272   212448 SH       Sole                   118818        0    93630
GOLDMAN SACHS GROUP INC        COM              38141g104    13505    65358 SH       Sole                    35322        0    30036
GOOGLE INC                     CL A             38259P508     9832    21460 SH       Sole                    10970        0    10490
HOME DEPOT INC                 COM              437076102    10911   296989 SH       Sole                   170180        0   126809
ILLINOIS TOOL WKS INC          COM              452308109     9213   178548 SH       Sole                    92109        0    86439
INTEL CORP                     COM              458140100     6346   331714 SH       Sole                   171060        0   160654
JABIL CIRCUIT INC              COM              466313103    11815   551845 SH       Sole                   298060        0   253785
JOHNSON CTLS INC               COM              478366107      389     4115 SH       Sole                     2020        0     2095
KOHLS CORP                     COM              500255104    10536   137534 SH       Sole                    73994        0    63540
LIVEPERSON INC                 COM              538146101      122    15510 SH       Sole                    11925        0     3585
MAXIM INTEGRATED PRODS INC     COM              57772K101    11906   404973 SH       Sole                   225233        0   179740
MOHAWK INDS INC                COM              608190104     9274   113030 SH       Sole                    59905        0    53125
NIKE INC                       CL B             654106103    13865   130477 SH       Sole                    68130        0    62347
STRYKER CORP                   COM              863667101    13452   202834 SH       Sole                   117298        0    85536
TESSERA TECHNOLOGIES INC       COM              88164L100      207     5215 SH       Sole                     3320        0     1895
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    11042   294993 SH       Sole                   165812        0   129181
UNITED TECHNOLOGIES CORP       COM              913017109     8856   136250 SH       Sole                    74432        0    61818
UNITEDHEALTH GROUP INC         COM              91324p102    12080   228050 SH       Sole                   125755        0   102295
WEATHERFORD INTERNATIONAL LT   COM              G95089101    11638   258048 SH       Sole                   138923        0   119125